Derivative financial instruments - Cash flow sensitivity analysis for variable-rate instruments (Detail) - Interest rate risk - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash flow sensitivity analysis for variable rate instruments
Percentage of change in interest rate rate for sensitivity analysis	1.00%	1.00%
Variable rate instruments
Cash flow sensitivity analysis for variable rate instruments
Increase (decrease) in profit (loss) due to potential increase in interest rate	₺ 1,256,743	₺ 1,856,389
Increase (decrease) in profit (loss) due to potential decrease in interest rate	(1,256,743)	(1,856,389)
Financial liabilities
Cash flow sensitivity analysis for variable rate instruments
Increase (decrease) in profit (loss) due to potential increase in interest rate	1,256,743	1,856,389
Increase (decrease) in profit (loss) due to potential decrease in interest rate	₺ (1,256,743)	₺ (1,856,389)